ORDINARY SHARES (Details Narrative) - USD ($)					1 Months Ended													12 Months Ended
	Apr. 02, 2024	Apr. 12, 2021	Apr. 09, 2021	Apr. 13, 2020	May 28, 2024	May 24, 2024	Apr. 29, 2024	May 19, 2023	Apr. 25, 2023	Apr. 30, 2021	Mar. 30, 2021	Mar. 29, 2021	Feb. 23, 2021	Oct. 28, 2020	Aug. 27, 2020	Dec. 19, 2019	Nov. 22, 2019	Sep. 30, 2024	Sep. 30, 2023	Apr. 01, 2024
Ordinary shares, Par Value																		$ 0.0001	$ 0.0001
Ordinary stock shares, Authorized																		250,000,000	250,000,000
Ordinary stock shares, Issued																		111,785,005	110,545,005
Ordinary stock shares, outstanding																		111,785,005	110,545,005
Stock issued during period, Restricted shares	300,000						70,000
Share Price	$ 0.15
Stock issued during period, Value																		$ 201,000	$ 284,920
Yongbiao Ding [Member] | Private Placement Agreement [Member]
Stock issued during period, Restricted shares																	300,000
Share Price																	$ 0.10
Arm's Length Investor [Member] | Private Placement Agreement [Member]
Stock issued during period, Restricted shares		395,000	644,995		70,000			699,734		100,000	100,000	400,000				102,642
Share Price		$ 0.12	$ 0.12		$ 0.30			$ 0.3		$ 0.12	$ 0.12	$ 0.12				$ 0.10
Dave Milroy [Member] | Private Placement Agreement [Member]
Stock issued during period, Restricted shares	300,000
Share Price																				$ 0.15
Ford Moore [Member] | Private Placement Agreement [Member]
Stock issued during period, Restricted shares	500,000			1,000,000
Share Price				$ 0.05																$ 0.15
Ruby Hui Member [Member] | Private Placement Agreement [Member]
Stock issued during period, Restricted shares														800,000	1,078,445
Share Price														$ 0.05	$ 0.05
Ownership of company														5.00%	5.00%
Financial Consulting Service [Member]
Stock issued during period, Restricted shares									300,000
Winfield Yongbiao Ding [Member]
Share Price						$ 0.20							$ 0.12
Stock issued during period, Shares						300,000							100,000
Stock issued during period, Value													$ 12,000